Note 4 - Mortgage Note Receivable - Scheduled Debt Principal Collections on Mortgage Note Receivable (Details) - USD ($)	Dec. 31, 2019	Jan. 21, 2016
2020	$ 39,061
2021	40,754
2022	42,520
2023	7,322
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 129,657	$ 265,000